Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events

Management has evaluated events occurring after the date of these financial statements through the date these financial statements were issued. There were no material subsequent events as of that date other than disclosed below.